RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through a series of contractual arrangements between its PRC subsidiary, Mingda Beijing, and Mingda Tianjin. The shareholders of Mingda Tianjin include but are not limited to MDJM’s principal shareholder, Mr. Siping Xu. Such contractual arrangements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.